Matthews Pacific Tiger Active ETFMarch 31, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 93.4%
	Shares	Value
China/Hong Kong: 39.2%
Tencent Holdings, Ltd.	49,500	$3,162,025
Alibaba Group Holding, Ltd.	144,640	2,379,589
China Merchants Bank Co., Ltd. H Shares	236,000	1,392,286
JD.com, Inc. Class A	61,000	1,260,723
PDD Holdings, Inc. ADR[b]	10,443	1,235,929
Meituan Class Bb,c,d	51,600	1,033,287
AIA Group, Ltd.	117,800	887,251
Kweichow Moutai Co., Ltd. A Shares	3,900	837,873
GF Securities Co., Ltd. H Shares	590,600	797,051
Hong Kong Exchanges & Clearing, Ltd.	17,500	775,548
BYD Co., Ltd. H Shares	15,000	757,297
DiDi Global, Inc. ADR[b]	143,734	695,672
Longfor Group Holdings, Ltd.[c,d]	513,500	647,460
Midea Group Co., Ltd. A Shares	53,600	579,089
China Merchants Bank Co., Ltd. A Shares	94,200	561,241
New China Life Insurance Co., Ltd. H Shares	145,600	554,868
Ping An Insurance Group Co. of China, Ltd. H Shares	87,500	520,706
Trip.com Group, Ltd.	7,900	501,803
Hongfa Technology Co., Ltd. A Shares	93,000	472,329
Aier Eye Hospital Group Co., Ltd. A Shares	202,869	370,787
Zhejiang Sanhua Intelligent Controls Co., Ltd. A Shares	86,100	341,632
KE Holdings, Inc. A Shares	38,800	264,309
JCET Group Co., Ltd. A Shares	50,000	240,920
Techtronic Industries Co., Ltd.	8,000	95,883
Total China/Hong Kong		20,365,558

Taiwan: 18.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,752	3,444,832
Taiwan Semiconductor Manufacturing Co., Ltd.	54,000	1,480,009
Cathay Financial Holding Co., Ltd.	380,000	700,429
Hon Hai Precision Industry Co., Ltd.	125,000	549,658
MediaTek, Inc.	12,000	502,372
Alchip Technologies, Ltd.	6,000	495,144
Quanta Computer, Inc.	69,000	466,546
Realtek Semiconductor Corp.	24,000	378,044
ASMedia Technology, Inc.	6,000	316,241
Delta Electronics, Inc.	29,000	314,434
Elite Material Co., Ltd.	15,000	246,216
E Ink Holdings, Inc.	28,000	223,477
Accton Technology Corp.	10,000	173,481
Wiwynn Corp.	3,000	147,730
Total Taiwan		9,438,613

India: 17.2%
Bharti Airtel, Ltd.	52,552	1,065,765
HDFC Bank, Ltd.	40,909	875,016
ICICI Bank, Ltd.	53,332	841,326
Godrej Consumer Products, Ltd.	56,339	764,117
Zomato, Ltd.[b]	313,505	739,816
Cholamandalam Investment and Finance Co., Ltd.	39,191	696,930
ICICI Bank, Ltd. ADR	21,671	683,070
Mahindra & Mahindra, Ltd.	17,733	553,074
Cummins India, Ltd.	14,331	511,697
Infosys, Ltd.	27,676	508,577
MakeMyTrip, Ltd.[b]	3,473	340,319

	Shares	Value
Max Healthcare Institute, Ltd.	23,572	$302,522
Lupin, Ltd.	11,782	279,544
Sun Pharmaceutical Industries, Ltd.	12,461	252,901
IndusInd Bank, Ltd.	22,486	170,962
Computer Age Management Services, Ltd.	2,797	121,843
Dixon Technologies India, Ltd.[d]	789	121,661
Infosys, Ltd. ADR	5,975	109,044
Total India		8,938,184

South Korea: 8.1%
Samsung Electronics Co., Ltd.	34,529	1,355,366
KB Financial Group, Inc.	9,494	509,355
SK Hynix, Inc.	3,639	471,278
Samsung Biologics Co., Ltd.[b,c,d]	669	460,690
Krafton, Inc.[b]	1,508	342,564
Classys, Inc.	7,679	294,123
Coupang, Inc.[b]	11,666	255,835
HD Hyundai Heavy Industries Co., Ltd.	1,326	251,242
Hyundai Motor Co.	1,184	158,564
HD Hyundai Electric Co., Ltd.	433	85,865
Total South Korea		4,184,882

Singapore: 4.7%
DBS Group Holdings, Ltd.	32,600	1,127,090
Sea, Ltd. ADR[b]	6,163	804,210
Grab Holdings, Ltd. Class Ab	116,892	529,521
Total Singapore		2,460,821

Indonesia: 1.6%
PT Bank Central Asia Tbk	1,657,700	850,873
Total Indonesia		850,873

Malaysia: 1.4%
CIMB Group Holdings BHD	288,600	455,256
Telekom Malaysia BHD	181,600	268,052
Total Malaysia		723,308

Philippines: 1.2%
Bank of the Philippine Islands	259,010	597,454
Total Philippines		597,454

Vietnam: 1.0%
FPT Corp.	55,850	264,506
Asia Commercial Bank JSC	252,000	256,448
Total Vietnam		520,954

Thailand: 0.9%
Central Pattana Public Co., Ltd.	345,000	477,966
Total Thailand		477,966

TOTAL COMMON EQUITIES		48,558,613
(Cost $43,359,979)

Matthews Pacific Tiger Active ETFMarch 31, 2025
Schedule of Investmentsa (unaudited) (continued)
SHORT-TERM INVESTMENTS: 7.2%
	Shares	Value
Money Market Funds: 7.2%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.26%[e]	3,756,531	$3,756,531
(Cost $3,756,531)

Total Investments: 100.6%		52,315,144
(Cost $47,116,510)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.6%)		(296,639)
Net Assets: 100.0%		$52,018,505

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $2,141,437, which is 4.12% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Rate shown is the current yield as of March 31, 2025.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).